Related party transactions	12 Months Ended
Aug. 31, 2025
Related Party Transactions
Related party transactions

19.	Related party transactions

The Company’s key management personnel consist of its Chief Executive Officer, Chief Operating Officer, Chief Financial Officer, Senior Vice President, Tanzania and directors of the Company. Related parties include the key management personnel, extended relatives and enterprises that are controlled by these individuals as well as certain consultants performing similar functions.

Remuneration of key management personnel of the Company was as follows:

	For the year ended August 31,
Key management personnel	2025	2024
Remuneration	$2,228	$1,766
Share-based compensation expense	1,815	1,332
Total key management personnel	$4,043	$3,098

During the year ended August 31, 2025, the Company granted stock options and RSUs to key management personnel and directors as part of the Omnibus Equity Incentive Plan (Note 16) in the aggregate of:

a)	2.4 million stock options having a value of $0.4 million on the grant date; and
b)	4.5 million RSUs having a value of $1.3 million on the grant date.

During the year ended August 31, 2025, $0.5 million for stock options granted to key management personnel was expensed (2024 - $0.7 million) and $1.0 million for RSUs granted to directors and key management personnel was expensed (2024 - $0.4 million).

During the year ended August 31, 2025, the Company granted common shares upon hiring key management personnel in the aggregate of:

a)	Common shares vesting six months after the start date having a fair market value of $0.2 million; and
b)	Common shares on the first anniversary of the start date having a fair market value of $0.2 million.

During the year ended August 31, 2025, $0.3 million related to common share awards granted to directors and key management personnel pursuant to their employment contracts was expensed (2024 - $0.2 million).

As of August 31, 2025, 6.9 million common shares vested from share-based compensation have yet to be issued.

During the year ended August 31, 2025, Buckreef recognized expenses of $0.4 million (2024: $0.4 million) related to loans provided by its parent.